N-2	Jul. 29, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001638600
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23055
Document Type	N-2
Document Registration Statement	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	10
Entity Registrant Name	USCA ALL TERRAIN FUND
Entity Address, Address Line One	4444 Westheimer Road
Entity Address, Address Line Two	Suite G500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(713)
Local Phone Number	366-0500
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	None
Maximum Repurchase Fee	None

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees [1]	0.75%
Other Expenses [2]	0.52%
Acquired Fund Fees and Expenses [3]	2.89%
Total Annual Expenses	4.16%

[1]	"Management Fees" includes fees paid to the Advisor and any sub-advisor directly by the Fund. Actual sub-advisory fees may be higher or lower depending on allocation of Fund assets managed by such sub-advisor.

[2]	"Other Expenses" include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs, financing costs (resulting from credit facilities used as bridge financing for portfolio management purposes, not to leverage investments) and other expenses that the Fund bears. Expense information has been restated to exclude recouped fees and expenses because no previously waived fees or expenses paid by the Advisor are available to be recouped. "Other Expenses" are based on historic fees and expenses.

[3]	Acquired Fund Fees and Expenses are the (i) indirect costs of investing in other investment companies such as hedge funds and money market mutual funds and (ii) are based on estimated amounts for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. The agreements related to investments in Underlying Funds provide for compensation to the Underlying Fund Managers in the form of management fees (generally, 0.00% to 2.50%) and performance-based incentive allocations (generally, 0% to 25% of net profits earned). Future fees and expenses of the Underlying Funds in which the Fund may invest may be substantially higher or lower than those shown because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time.

Management Fees [Percent]	0.75%	[1]
Acquired Fund Fees and Expenses [Percent]	2.89%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.52%	[3]
Total Annual Expenses [Percent]	4.16%
Expense Example [Table Text Block]

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$42	$126	$212	$434

The Fund pays offering costs in connection with the offering of the shares, which are subject to the 1.75% per annum limitation on expenses. The offering expenses are amortized over twelve (12) months. The Fund's offering costs are borne by Fund shareholders as an expense of the Fund. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Expense Example, Year 01	$ 42
Expense Example, Years 1 to 3	126
Expense Example, Years 1 to 5	212
Expense Example, Years 1 to 10	$ 434
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should carefully consider the following risks the Fund faces through its investments in Underlying Funds as well as its direct risks faced by investing directly in securities. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Credit Risk. There is a risk that debt issuers or obligors will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes, which may result in the price for such securities declining and losses to the Fund. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Derivatives Risk. Underlying Funds may invest a percentage of their assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks to which it would not be subject if it invested directly in the securities and commodities underlying those derivatives. The risks associated with the Underlying Funds', and indirectly the Fund's, use of futures, swaps and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use derivatives.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of derivatives.

●	Although futures and options contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market. As a result, an Underlying Fund may be unable to close out its contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

●	Because option premiums paid or received by an Underlying Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Counterparties to over-the-counter derivatives such as most swaps and certain options may default, resulting in losses.

Underlying Funds may utilize over-the-counter derivatives as part of their investment program, and to the extent they do, they will be subject to counterparty risk (i.e., the risk that the counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract, or because of a credit or liquidity problem).

Emerging Markets Risk. Some Underlying Funds may invest in securities located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Equity Risk. Common and preferred stock markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the equity markets perform poorly. There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, by the lack of earnings, by an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

Fixed Income Risk. When the Fund invests in fixed income securities or obligations, the value of your investment in the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund's share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. Such securities also may include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective products and services. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund or an Underlying Funds to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund or an Underlying Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or an Underlying Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. Underlying Funds may employ unlimited leverage as part of their strategies.

Liquidity Risk. The Fund is structured as a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund will not support a secondary market and does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's repurchase offers. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer. The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Limitations on the Fund's ability to liquidate its investments in Underlying Funds will limit the Fund's ability to repurchase its shares. For example, many Underlying Funds impose minimum hold or "lock-up" periods prior to allowing investors to redeem their interests therein, which can be one year or longer. After expiration of the holding period, redemptions typically are permitted only on a limited basis, such as quarterly, semi-annually or annually, and in certain cases are limited to a specified percentage of the Fund's investment therein. In addition, Underlying Funds may at times elect to suspend completely or limit redemption rights for an indefinite period of time in response to market turmoil or other adverse conditions.

Management Risk. The Advisor's and any sub-advisor's judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Advisor's investment strategy is subject to risk because Underlying Funds may have lower and/or more volatile returns than other types of investments. The Advisor's allocation of assets between Underlying Funds may not produce the desired returns.

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund's shares represents an indirect investment in the investments owned by the Fund, including Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Underlying Fund investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities or through a line of credit. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Risks of Fund of Hedge Funds Structure

●	The Fund's performance depends upon the performance of the Underlying Fund Managers and selected strategies, the adherence by such Underlying Fund Managers to such selected strategies, the instruments used by such Underlying Fund Managers and the Advisor's ability to select Underlying Fund Managers and strategies and effectively allocate Fund assets among them.

●	The Advisor's ability to properly evaluate the relative success or failure of an Underlying Fund by analyzing information from the relevant Underlying Fund Manager and other sources may be limited due to a lack of transparency associated with Underlying Fund Managers or strategies.

●	Underlying Fund Managers may employ investment strategies that differ from their past practices, are not fully disclosed to the Advisor, and involve risks that are not anticipated by the Advisor, and the information given to the Advisor by an Underlying Fund Manager may be fraudulent or inaccurate or incomplete.

●	Neither the Advisor nor the Board of Trustees will be able to confirm independently the accuracy of valuations provided by Underlying Fund Managers, and to the extent that any subsequently adjusted valuations or revisions to Underlying Fund net asset values adversely affect the Fund's own net asset value, an investor's interest in the Fund may be adversely affected.

●	Underlying Funds may hold a portion of their assets in "side pockets" (i.e., a sub-account established by an Underlying Fund in which certain assets (which generally are illiquid or hard to value) are held and segregated from the other assets of the Underlying Fund until a realization event occurs), which may further restrict the liquidity of the Fund's investments in Underlying Funds, and thus investors' investments in the Fund

●	Because Underlying Funds will generally custody their assets with brokerage firms that do not separately segregate customer assets, the Fund could be more adversely affected if such a brokerage firm became bankrupt than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies.

●	Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and, at the Underlying Fund level, asset-based fees, incentive allocations and additional fees and operating expenses, which may be substantial.

●	Investors will have no right to receive information about the Underlying Funds or Underlying Fund Managers, and will have no recourse against the Underlying Funds or their Underlying Fund Managers.

●	An investor who meets the conditions imposed by an Underlying Fund Manager, including investment minimums that may be considerably higher than the Fund's stated minimum investment, may be able to invest directly with the Underlying Fund Manager and avoid the second layer of fees and expenses at the Fund level.

●	Investments in certain Underlying Funds may be subject to lock-up periods or gates, during which the Fund may not withdraw its investment.

●	The Fund and the Underlying Funds in which it invests are subject to risks associated with legal and regulatory changes applicable to hedge funds and to financial institutions generally.

●	It is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

●	The Fund may not be able to invest in certain Underlying Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Underlying Fund that has been identified as an attractive opportunity.

●	The Fund invests a substantial portion of its assets in Underlying Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy, and may invest in a number of Underlying Funds, resulting in investment-related expenses that may be higher than if the Fund invested directly in other securities.

●	Many Fund assets will be priced in the absence of a readily available market quotations and may be priced based on determinations of fair value supplied by the Underlying Fund Manager, which may prove to be inaccurate.

●	The Fund may not be able to vote on matters that require the approval of Underlying Fund investors, including matters that could adversely affect the Fund's investment in such Underlying Fund.

●	The Fund, upon its redemption of all or a portion of its interest in an Underlying Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

●	Underlying Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Advisor, particularly during times of general market turmoil.

●	Underlying Funds generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund and, indirectly, investors, may not avail themselves of 1940 Act protections.

●	Underlying Fund Managers may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.

●	Underlying Funds located outside of the U.S. or investing outside of the U.S. may be subject to withholding taxes in foreign jurisdictions, which may reduce the performance of the Fund.

●	Underlying Fund Managers may charge Underlying Fund investors (such as the Fund) asset-based fees (generally, 0.00% to 2.25%) and incentive allocations or fees (generally, 10% to 20%) of an Underlying Fund's net profits, which may create incentives for Underlying Fund Managers to make investments that are riskier or more speculative than in the absence of these fees.

●	Underlying Funds may invest their assets in securities for which trading activity may be dramatically impaired or cease at any time, such as collateralized debt obligations backed by mortgages, asset-backed commercial paper issued by structured investment vehicles and auction rate preferred shares.

●	Underlying Fund Managers may receive compensation for positive performance of the relevant Underlying Fund, even if the Fund's overall returns are negative.

●	Underlying Fund Managers make investment decisions independent of the Advisor and each other, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performance.

Small and Medium Capitalization Company Risk. Many small or medium capitalization companies may be newly formed or have limited product lines, distribution channels, and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund's NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of small and medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth, and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, an Underlying Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Underlying Funds Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations, performance fees or fees, and expenses at the Underlying Fund level. Underlying Funds are subject to liquidity risk because they typically only offer periodic redemptions on a monthly, quarterly or annual basis. They are subject to valuation risk because they will be priced in the absence of a readily available market based on determinations of fair value, which may prove to be inaccurate. They are subject to leverage risk because there is no regulatory limit on certain types of leverage. Underlying Funds are not afforded the protections of the 1940 Act. Underlying Funds may have limited operating histories. For example, they need not have independent boards, may not require shareholder approval of advisory contracts, may change investment objective without notice to investors, may employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, may not have custody of assets protections, and are not obligated to file financial reports with the SEC. Underlying Funds are subject to specific investment strategy-based risks, depending on the nature of the fund. They often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment losses. Short selling is inherently leveraged and may result in significant losses if securities sold short increase in value. Underlying Funds may concentrate their investments in a particular industry or economic sector. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same industry or economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that industry or sector. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

●	Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The table below describes Fund shares outstanding as of June 30, 2024.

Title of Class	Amount Authorized	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	37,624 shares

Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	37,624
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers or obligors will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes, which may result in the price for such securities declining and losses to the Fund. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Underlying Funds may invest a percentage of their assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks to which it would not be subject if it invested directly in the securities and commodities underlying those derivatives. The risks associated with the Underlying Funds', and indirectly the Fund's, use of futures, swaps and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use derivatives.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of derivatives.

●	Although futures and options contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market. As a result, an Underlying Fund may be unable to close out its contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

●	Because option premiums paid or received by an Underlying Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Counterparties to over-the-counter derivatives such as most swaps and certain options may default, resulting in losses.

Underlying Funds may utilize over-the-counter derivatives as part of their investment program, and to the extent they do, they will be subject to counterparty risk (i.e., the risk that the counterparty will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract, or because of a credit or liquidity problem).

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Some Underlying Funds may invest in securities located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. Common and preferred stock markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the equity markets perform poorly. There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses, by the lack of earnings, by an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities or obligations, the value of your investment in the Fund will fluctuate with changes in interest rates. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability, and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund's share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. Such securities also may include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price.

Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective products and services. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Large Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause the Fund or an Underlying Funds to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. Generally, the use of leverage also will cause the Fund or an Underlying Fund to have higher expenses (primarily interest expenses) than those of funds that do not use such techniques. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund or an Underlying Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. Underlying Funds may employ unlimited leverage as part of their strategies.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is structured as a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund will not support a secondary market and does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's repurchase offers. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer. The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Limitations on the Fund's ability to liquidate its investments in Underlying Funds will limit the Fund's ability to repurchase its shares. For example, many Underlying Funds impose minimum hold or "lock-up" periods prior to allowing investors to redeem their interests therein, which can be one year or longer. After expiration of the holding period, redemptions typically are permitted only on a limited basis, such as quarterly, semi-annually or annually, and in certain cases are limited to a specified percentage of the Fund's investment therein. In addition, Underlying Funds may at times elect to suspend completely or limit redemption rights for an indefinite period of time in response to market turmoil or other adverse conditions.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Advisor's and any sub-advisor's judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Advisor's investment strategy is subject to risk because Underlying Funds may have lower and/or more volatile returns than other types of investments. The Advisor's allocation of assets between Underlying Funds may not produce the desired returns.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund's shares represents an indirect investment in the investments owned by the Fund, including Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Underlying Fund investments may be more volatile and/or lower than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities or through a line of credit. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Risks of Fund of Hedge Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Fund of Hedge Funds Structure

●	The Fund's performance depends upon the performance of the Underlying Fund Managers and selected strategies, the adherence by such Underlying Fund Managers to such selected strategies, the instruments used by such Underlying Fund Managers and the Advisor's ability to select Underlying Fund Managers and strategies and effectively allocate Fund assets among them.

●	The Advisor's ability to properly evaluate the relative success or failure of an Underlying Fund by analyzing information from the relevant Underlying Fund Manager and other sources may be limited due to a lack of transparency associated with Underlying Fund Managers or strategies.

●	Underlying Fund Managers may employ investment strategies that differ from their past practices, are not fully disclosed to the Advisor, and involve risks that are not anticipated by the Advisor, and the information given to the Advisor by an Underlying Fund Manager may be fraudulent or inaccurate or incomplete.

●	Neither the Advisor nor the Board of Trustees will be able to confirm independently the accuracy of valuations provided by Underlying Fund Managers, and to the extent that any subsequently adjusted valuations or revisions to Underlying Fund net asset values adversely affect the Fund's own net asset value, an investor's interest in the Fund may be adversely affected.

●	Underlying Funds may hold a portion of their assets in "side pockets" (i.e., a sub-account established by an Underlying Fund in which certain assets (which generally are illiquid or hard to value) are held and segregated from the other assets of the Underlying Fund until a realization event occurs), which may further restrict the liquidity of the Fund's investments in Underlying Funds, and thus investors' investments in the Fund

●	Because Underlying Funds will generally custody their assets with brokerage firms that do not separately segregate customer assets, the Fund could be more adversely affected if such a brokerage firm became bankrupt than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies.

●	Investors will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and, at the Underlying Fund level, asset-based fees, incentive allocations and additional fees and operating expenses, which may be substantial.

●	Investors will have no right to receive information about the Underlying Funds or Underlying Fund Managers, and will have no recourse against the Underlying Funds or their Underlying Fund Managers.

●	An investor who meets the conditions imposed by an Underlying Fund Manager, including investment minimums that may be considerably higher than the Fund's stated minimum investment, may be able to invest directly with the Underlying Fund Manager and avoid the second layer of fees and expenses at the Fund level.

●	Investments in certain Underlying Funds may be subject to lock-up periods or gates, during which the Fund may not withdraw its investment.

●	The Fund and the Underlying Funds in which it invests are subject to risks associated with legal and regulatory changes applicable to hedge funds and to financial institutions generally.

●	It is possible that the Fund may be unable to provide tax information to investors without significant delays and investors likely will need to seek extensions on the time to file their tax returns at the federal, state and local level.

●	The Fund may not be able to invest in certain Underlying Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Underlying Fund that has been identified as an attractive opportunity.

●	The Fund invests a substantial portion of its assets in Underlying Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy, and may invest in a number of Underlying Funds, resulting in investment-related expenses that may be higher than if the Fund invested directly in other securities.

●	Many Fund assets will be priced in the absence of a readily available market quotations and may be priced based on determinations of fair value supplied by the Underlying Fund Manager, which may prove to be inaccurate.

●	The Fund may not be able to vote on matters that require the approval of Underlying Fund investors, including matters that could adversely affect the Fund's investment in such Underlying Fund.

●	The Fund, upon its redemption of all or a portion of its interest in an Underlying Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

●	Underlying Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Advisor, particularly during times of general market turmoil.

●	Underlying Funds generally will not be registered as investment companies under the 1940 Act, and, therefore, the Fund and, indirectly, investors, may not avail themselves of 1940 Act protections.

●	Underlying Fund Managers may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.

●	Underlying Funds located outside of the U.S. or investing outside of the U.S. may be subject to withholding taxes in foreign jurisdictions, which may reduce the performance of the Fund.

●	Underlying Fund Managers may charge Underlying Fund investors (such as the Fund) asset-based fees (generally, 0.00% to 2.25%) and incentive allocations or fees (generally, 10% to 20%) of an Underlying Fund's net profits, which may create incentives for Underlying Fund Managers to make investments that are riskier or more speculative than in the absence of these fees.

●	Underlying Funds may invest their assets in securities for which trading activity may be dramatically impaired or cease at any time, such as collateralized debt obligations backed by mortgages, asset-backed commercial paper issued by structured investment vehicles and auction rate preferred shares.

●	Underlying Fund Managers may receive compensation for positive performance of the relevant Underlying Fund, even if the Fund's overall returns are negative.

●	Underlying Fund Managers make investment decisions independent of the Advisor and each other, which may result in the pursuit of opposing investment strategies or result in performance that correlates more closely with broader market performance.

Small and Medium Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Medium Capitalization Company Risk. Many small or medium capitalization companies may be newly formed or have limited product lines, distribution channels, and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund's NAV to be more volatile when compared to investment companies that focus only on large capitalization companies. Generally, securities of small and medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisor to sell at times and at prices that the Advisor believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth, and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, an Underlying Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations, performance fees or fees, and expenses at the Underlying Fund level. Underlying Funds are subject to liquidity risk because they typically only offer periodic redemptions on a monthly, quarterly or annual basis. They are subject to valuation risk because they will be priced in the absence of a readily available market based on determinations of fair value, which may prove to be inaccurate. They are subject to leverage risk because there is no regulatory limit on certain types of leverage. Underlying Funds are not afforded the protections of the 1940 Act. Underlying Funds may have limited operating histories. For example, they need not have independent boards, may not require shareholder approval of advisory contracts, may change investment objective without notice to investors, may employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, may not have custody of assets protections, and are not obligated to file financial reports with the SEC. Underlying Funds are subject to specific investment strategy-based risks, depending on the nature of the fund. They often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment losses. Short selling is inherently leveraged and may result in significant losses if securities sold short increase in value. Underlying Funds may concentrate their investments in a particular industry or economic sector. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same industry or economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that industry or sector. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

●	Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	41 South High Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-6101
Contact Personnel Name	JoAnn Strasser, Esq

[1]	"Management Fees" includes fees paid to the Advisor and any sub-advisor directly by the Fund. Actual sub-advisory fees may be higher or lower depending on allocation of Fund assets managed by such sub-advisor.
[2]	Acquired Fund Fees and Expenses are the (i) indirect costs of investing in other investment companies such as hedge funds and money market mutual funds and (ii) are based on estimated amounts for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. The agreements related to investments in Underlying Funds provide for compensation to the Underlying Fund Managers in the form of management fees (generally, 0.00% to 2.50%) and performance-based incentive allocations (generally, 0% to 25% of net profits earned). Future fees and expenses of the Underlying Funds in which the Fund may invest may be substantially higher or lower than those shown because certain fees are based on the performance of the Underlying Funds, which may fluctuate over time.
[3]	"Other Expenses" include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs, financing costs (resulting from credit facilities used as bridge financing for portfolio management purposes, not to leverage investments) and other expenses that the Fund bears. Expense information has been restated to exclude recouped fees and expenses because no previously waived fees or expenses paid by the Advisor are available to be recouped. "Other Expenses" are based on historic fees and expenses.